Principal Accounting Policies - Employee Social Security and Welfare Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Principal Accounting Policies
Employee social security and welfare benefits expenses	$ 27,296	$ 44,505	$ 42,944